INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

NOTE 7 — INCOME TAXES

The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. During the years ended December 31, 2023 and 2022, $913,808 and $240,507, respectively, of income tax expense was recorded in accompanying consolidated statements of operations. The reconciliation of the U.S. statutory income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022 is as follows:

	For the year ended December 31,
	2023	2022
Statutory Federal Tax	21%	21%
Business combination costs	(1.8)	—
Loss on Forward Purchase Agreement liability	(23.3)	(16.5)
Change in valuation allowance	(2.4)	(11.3)
Effective Tax Rate	(6.5)%	(6.8)%

The income tax provision consisted of the following for the years ended December 31, 2023 and 2022:

	December 31,
	2023	2022
Federal
Current	$913,808	$240,507
Deferred	(336,127)	(398,526)
Change in valuation allowance	336,127	398,526
Income tax provision	$913,808	$240,507

The Company’s net deferred tax assets consist of the following as of December 31, 2023 and 2022:

	December 31,
	2023	2022
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organization expenses	738,831	402,703
Total deferred tax assets	738,831	402,703
Valuation allowance	(738,831)	(402,703)
Deferred tax asset, net of allowance	$—	$—

As of December 31, 2023 and 2022, the Company has U.S. federal net operating loss carryovers of $0.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

The Company has no uncertain tax positions related to federal and state income taxes. The Company is subject to income tax examinations by major taxing authorities since inception. In the event that the Company is assessed interest or penalties at some point in the future, it will be classified in the financial statements as tax expense.